               THIS SUPPLEMENT SUPERSEDES ALL PRIOR SUPPLEMENTS

                               The Munder Funds
                        Supplement Dated March 20, 2002
                      to Prospectus Dated April 30, 2001

                              Class K Shares of:

Munder Institutional S&P 500 Index Equity Fund, Munder Institutional S&P MidCap
                              Index Equity Fund,
Munder Institutional S&P SmallCap Index Equity Fund, Munder Institutional Short
                              Term Treasury Fund
                  and Munder Institutional Money Market Fund

                            World Asset Management

On October 15, 2001, Munder Capital Management, a Delaware general partnership ("Munder Capital"), acquired its wholly-owned subsidiary World Asset Management, L.L.C. As a result of the merger, Munder Capital became the investment advisor to the Institutional S&P 500 Index Equity Fund, the Institutional S&P MidCap Index Equity Fund and the Institutional S&P SmallCap Index Equity Fund. The newly formed World Asset Management division of Munder Capital will be responsible for managing the Institutional S&P 500 Index Equity Fund, the Institutional S&P MidCap Index Equity Fund and the Institutional S&P SmallCap Index Equity Fund. The investment goal and strategies of each of the Institutional S&P 500 Index Equity Fund, the Institutional S&P MidCap Index Equity Fund and the Institutional S&P SmallCap Index Equity Fund will remain unchanged.

In the section entitled Management -- Portfolio Managers -- Index Funds in the prospectus, the paragraphs are hereby deleted and replaced with the following:

   Index Funds

   A team of professional portfolio managers employed by World, a division of Munder Capital Management, makes investment decisions for the Index Funds.

                            Pricing of Fund Shares

The section entitled Pricing of Fund Shares is hereby deleted and replaced with the following:

   Each Fund's NAV is calculated on each day the New York Stock Exchange (NYSE) is open. The NAV per share is the value of a single Fund share. NAV for Class K shares is calculated by (1) taking the current market value of a Fund's total assets allocated to that class of shares, (2) subtracting the liabilities and expenses charged to that class, and (3) dividing that amount by the total number of shares owned of that class outstanding.

   INDEX FUNDS AND SHORT TERM TREASURY FUND

   The Funds calculate NAV as of the close of regular trading on the NYSE, normally 4:00 p.m. (Eastern time). If the NYSE closes early, the Funds will accelerate their calculation of NAV and transaction deadlines to that time. The NAV of each Fund is generally based on the current market value of the securities held in the Fund.

   If reliable current market values are not readily available for any security, such security will be priced using its fair value as determined in good faith by, or using procedures approved by, the Board of Directors of the Funds. Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the prices at which those assets could have been sold during the period in which the particular fair values were used in determining a Fund's NAV.

SUPPPROINSTK32002

   As a result, a Fund's sale or redemption of its shares at NAV, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders. The procedures established by the Board of Directors for the Funds to fair value each Fund's securities contemplate the advisor will establish a pricing committee to serve as its formal oversight body for the valuation of each Fund's securities. The determinations of the pricing committee will be reviewed by the Board of Directors of the Funds at the regularly scheduled quarterly meeting of the Board.

   Debt securities with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Directors determines that such valuation does not constitute fair value at the time. Under this method, such securities are valued initially at cost on the date of purchase (or the 61/st day before maturity). /

   Money Market Fund

   The Money Market Fund calculates NAV as of 3:00 p.m. (Eastern time) and as of the close of regular trading on the NYSE, normally 4:00 p.m. (Eastern time). If the NYSE closes early, the Fund will accelerate its calculation of NAV and transaction deadlines to that time. In determining the Money Market Fund's NAV, securities are valued at amortized cost, which is approximately equal to market value. Under this method the market value of an instrument is approximated by amortizing the difference between the acquisition cost and value at maturity of the instrument on a straight-line basis over the remaining life of the instrument.

   The Money Market Fund's assets may be priced and the Fund may be open for business on weekdays when the NYSE is closed, but the Federal Reserve Bank in Boston is open. Purchase and redemption orders received and accepted prior to 4:00 p.m. (Eastern time), on any day the money markets are open but the NYSE is closed will be effected at the net asset value per share of the applicable class of shares of the Fund determined as of 4:00 p.m. (Eastern time) on that date. To the extent that other Munder Funds are not open for business, no shareholder exchange activity will be permitted with such other Funds on such days.

             Fees and Expenses -- Institutional Money Market Fund

In the section entitled Risk Return/Summary -- Fees and Expenses for the Money Market Fund in the prospectus, the Annual Fund Operating Expenses for the Money Market Fund are hereby deleted and replaced with the following:

Annual Fund Operating Expenses (expenses that are paid from Fund assets) Money Market
as a % of net assets                                                         Fund
--------------------                                                     ------------
                  Management Fees(1)....................................    0.20 %
                  Other Expenses
                   Shareholder Servicing Fee............................    0.25 %
                   Other Operating Expenses(2)..........................    0.11 %
                                                                           -------
                   Total Other Expenses.................................    0.36 %
                                                                           -------
                  Total Annual Fund Operating Expenses..................    0.56 %
                                                                           =======
                  Less Fee Waiver(1)....................................   (0.08)%
                                                                           -------
                  Net Expenses..........................................    0.48 %
                                                                           =======

--------------------------------------------------------------------------------
(1)The advisor to the Fund has contractually agreed to reduce the management fee for the Fund from 0.20% to 0.12% through April 30, 2002, or the effective date of the Fund's next annual registration statement update, whichever is sooner.
(2)The advisor has voluntarily agreed to reimburse operating expenses to keep the Fund's other expenses at a specified level. The advisor may eliminate all or part the expense reimbursement at any time. Because of the expense reimbursement and the contractual management fee waiver, Other Expenses and Total Annual Fund Operating Expenses for the Fund for the current fiscal year are expected to be 0.00% and 0.37%, respectively.

               THIS SUPPLEMENT SUPERSEDES ALL PRIOR SUPPLEMENTS

                               The Munder Funds
                        Supplement Dated March 20, 2002
                      to Prospectus Dated April 30, 2001

                              Class Y Shares of:

Munder Institutional S&P 500 Index Equity Fund, Munder Institutional S&P MidCap
                              Index Equity Fund,
Munder Institutional S&P SmallCap Index Equity Fund, Munder Institutional Short
                              Term Treasury Fund
                  and Munder Institutional Money Market Fund

                            World Asset Management

On October 15, 2001, Munder Capital Management, a Delaware general partnership ("Munder Capital"), acquired its wholly-owned subsidiary World Asset Management, L.L.C. As a result of the merger, Munder Capital became the investment advisor to the Institutional S&P 500 Index Equity Fund, the Institutional S&P MidCap Index Equity Fund and the Institutional S&P SmallCap Index Equity Fund. The newly formed World Asset Management division of Munder Capital will be responsible for managing the Institutional S&P 500 Index Equity Fund, the Institutional S&P MidCap Index Equity Fund and the Institutional S&P SmallCap Index Equity Fund. The investment goal and strategies of each of the Institutional S&P 500 Index Equity Fund, the Institutional S&P MidCap Index Equity Fund and the Institutional S&P SmallCap Index Equity Fund will remain unchanged.

In the section entitled Management -- Portfolio Managers -- Index Funds the paragraphs are hereby deleted in their entirety and replaced with the following:

   Index Funds

   A team of professional portfolio managers employed by World, a division of Munder Capital Management, makes investment decisions for the Index Funds.

       Reduction in Minimum Investment for Institutional Money Market Fund

The minimum initial investment for the Institutional Money Market Fund has been reduced to $1,000,000.

                            Pricing of Fund Shares

The section entitled Pricing of Fund Shares is hereby deleted and replaced with the following:

   Each Fund's NAV is calculated on each day the New York Stock Exchange (NYSE) is open. The NAV per share is the value of a single Fund share. NAV for Class K shares is calculated by (1) taking the current market value of a Fund's total assets allocated to that class of shares, (2) subtracting the liabilities and expenses charged to that class, and (3) dividing that amount by the total number of shares owned of that class outstanding.

   Index Funds And Short Term Treasury fund

   The Funds calculate NAV as of the close of regular trading on the NYSE, normally 4:00 p.m. (Eastern time). If the NYSE closes early, the Funds will accelerate their calculation of NAV and transaction deadlines to that time. The NAV of each Fund is generally based on the current market value of the securities held in the Fund.

   If reliable current market values are not readily available for any security, such security will be priced using its fair value as determined in good faith by, or using procedures approved by, the Board of Directors of the Funds. Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the prices at which those assets could have been sold during the period in which the particular fair values were used in determining a Fund's NAV.

SUPPPROINSTY32002

   As a result, a Fund's sale or redemption of its shares at NAV, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders. The procedures established by the Board of Directors for the Funds to fair value each Fund's securities contemplate the advisor will establish a pricing committee to serve as its formal oversight body for the valuation of each Fund's securities. The determinations of the pricing committee will be reviewed by the Board of Directors of the Funds at the regularly scheduled quarterly meeting of the Board.

   Debt securities with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Directors determines that such valuation does not constitute fair value at the time. Under this method, such securities are valued initially at cost on the date of purchase (or the 61/st day before maturity). /

   MONEY MARKET FUND

   The Money Market Fund calculates NAV as of 3:00 p.m. (Eastern time) and as of the close of regular trading on the NYSE, normally 4:00 p.m. (Eastern time). If the NYSE closes early, the Fund will accelerate its calculation of NAV and transaction deadlines to that time. In determining the Money Market Fund's NAV, securities are valued at amortized cost, which is approximately equal to market value. Under this method the market value of an instrument is approximated by amortizing the difference between the acquisition cost and value at maturity of the instrument on a straight-line basis over the remaining life of the instrument.

   The Money Market Fund's assets may be priced and the Fund may be open for business on weekdays when the NYSE is closed, but the Federal Reserve Bank in Boston is open. Purchase and redemption orders received and accepted prior to 4:00 p.m. (Eastern time), on any day the money markets are open but the NYSE is closed will be effected at the net asset value per share of the applicable class of shares of the Fund determined as of 4:00 p.m. (Eastern time) on that date. To the extent that other Munder Funds are not open for business, no shareholder exchange activity will be permitted with such other Funds on such days.

             Fees and Expenses -- Institutional Money Market Fund

In the section entitled Risk Return/Summary -- Fees and Expenses for the Money Market Fund in the prospectus, the Annual Fund Operating Expenses for the Money Market Fund are hereby deleted and replaced with the following:

Annual Fund Operating Expenses (expenses that are paid from Fund assets) Money Market
as a % of net assets                                                         Fund
--------------------                                                     ------------
                  Management Fees(1)....................................    0.20 %
                  Other Expenses(2).....................................    0.11 %
                                                                           -------
                  Total Annual Fund Operating Expenses..................    0.31 %
                                                                           =======
                  Less Fee Waiver(1)....................................   (0.08)%
                                                                           -------
                  Net Expenses..........................................    0.23 %
                                                                           =======

--------------------------------------------------------------------------------
(1)The advisor to the Fund has contractually agreed to reduce the management fee for the Fund from 0.20% to 0.12% through April 30, 2002, or the effective date of the Fund's next annual registration statement update, whichever is sooner.
(2)The advisor has voluntarily agreed to reimburse operating expenses to keep the Fund's other expenses at a specified level. The advisor may eliminate all or part the expense reimbursement at any time. Because of the expense reimbursement and the contractual management fee waiver, Other Expenses and Total Annual Fund Operating Expenses for the Fund for the current fiscal year are expected to be 0.00% and 0.12%, respectively.